Average Annual Total Returns - AZL Fidelity Institutional Asset Management Multi-Strategy Fund	Apr. 30, 2021
IncomeGrowthCompositeIndex [Member]
Average Annual Return:
1 Year	13.14%	[1]
5 Years	9.06%	[1]
10 Years	8.10%	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
SP500Index1 [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
10 Years	13.88%	[1]
Class 2
Average Annual Return:
1 Year	13.47%
5 Years	9.06%
10 Years	7.09%

[1]	Reflects no deduction for fees, expenses, or taxes.